Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Recognition
Schedule of disaggregation of revenue

For the year ended December 31, 2023, 2022 and 2021 revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Year ended December 31, 2023
Revenue from directly-operated salons	¥4,081,024	¥ ―	¥567,695	¥4,648,719
Revenue from the sale of directly-owned salons	1,007,800	―	―	1,007,800
Franchise fees	106,916	―	―	106,916
Royalty income	181,417	―		181,417
Staffing service revenue	136,570	―	―	136,570
Sublease revenue	364,367	―	―	364,367
Other franchise revenues	181,757	―	―	181,757
Other revenues	―	200,397	―	200,397
Total revenues	¥6,059,851	¥200,397	¥567,695	¥6,827,943

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Year ended December 31, 2022
Revenue from directly-operated salons	¥3,121,649	¥—	¥594,761	¥3,716,410
Revenue from the sale of directly-owned salons	1,122,595	—	—	1,122,595
Franchise fees	155,952	—	—	155,952
Royalty income	403,170	—	—	403,170
Staffing service revenue	86,975	—	—	86,975
Sublease revenue	411,698	—	—	411,698
Other franchise revenues	630,227	—	—	630,227
Other revenues	40,647	386,383	—	427,030
Total revenues	¥5,972,913	¥386,383	¥594,761	¥6,954,057

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Year ended December 31, 2021
Revenue from directly-operated salons	¥3,278,514	¥—	¥169,320	¥3,447,834
Revenue from the sale of directly-owned salons	559,000	—	—	559,000
Franchise fees	199,889	—	—	199,889
Royalty income	209,848	—	—	209,848
Staffing service revenue	263,962	—	—	263,962
Sublease revenue	437,976	—	—	437,976
Other franchise revenues	247,351	—	—	247,351
Other revenues	—	43,965	—	43,965
Total revenues	¥5,196,540	¥43,965	¥169,320	¥5,409,825

*

All revenue streams are recognized over time, with the exception of hiring support within other franchise revenues and revenue from the sale of directly-owned salons, which are recognized at a point in time. Revenue related to hiring support was not material in the periods presented.

Schedule of contract balance

Information about receivables and contract liabilities from contracts with customers is as follows:

	Thousands of Yen
	As of	As of
	December 31,	December 31,
	2023	2022	Balance sheet classification
Receivables	¥621,867	¥534,686	Accounts receivable-trade, net

Contract liabilities:
Current	109,307	89,008	Current portion of contract liability
Long-term	71,134	156,431	Contract liability - net of current portion
Total	¥180,441	¥245,439

Prepaid card liability	¥402,742	¥507,405	Advances received

Schedule of changes in contract liability

Changes in the Company’s contract liabilities for the year ended December 31, 2023 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2022	¥245,439
Revenues recognized during 2023 which were included in the contract liabilities balance at December 31, 2022	(101,666)
Remaining amounts at December 31, 2023 which were newly recognized as contract liabilities during 2023	36,668
Balance at December 31, 2023	¥180,441

Schedule of estimated revenue

Estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2023 is as follows:

Thousands of Yen
Year ending December 31:
2024	¥109,307
2025	44,261
2026	17,690
2027	8,377
2028	806
Total	¥180,441